UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM  1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.0%
---------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                   $      4,240,000   $     4,243,593
---------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.38%, 4/20/08 1,2                                                     2,750,000         2,751,378
---------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2006-R1, Cl. A2B, 5.46%, 3/25/36 1                                          7,005,437         7,010,542
---------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                           6,830,731         6,858,750
---------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through Certificates,
Series 2006-W1, Cl. A2B, 5.48%, 3/25/36 1                                          9,860,000         9,868,520
---------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                  9,230,521         9,189,875
---------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                          7,550,000         7,513,310
---------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                         1,658,279         1,659,391
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                        1,950,000         1,940,751
---------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-6, Asset-Backed Certificates,
Series 2005-6, Cl. 2A2, 5.55%, 12/25/35 1                                          9,795,370         9,808,460
---------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                           3,940,000         3,941,262
---------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                         12,626,000        12,635,752
---------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                           5,695,000         5,696,972
---------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                           1,804,447         1,805,704
---------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                            2,890,000         2,891,467
---------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                            3,379,583         3,382,400
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,3                                         1,435,000         1,435,479
---------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                           3,513,357         3,491,973
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                          3,235,797         3,232,421
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                           2,795,373         2,787,676
---------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Home Equity Asset-Backed
Securities, Series 2006-WMC1, Cl. A2B, 5.46%, 1/25/37 1                            4,930,000         4,933,614
---------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-
WMC6, Cl. A2B, 5.58%, 7/25/35 1                                                    1,833,131         1,835,105
---------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                              3,047,000         3,038,172
---------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                            2,074,480         2,075,870
---------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2006-BC1, Cl. A2B, 5.47%, 12/25/36 1                   15,840,000        15,849,835


                  1 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-1, Cl. A2, 5.45%, 1/25/36 1                                     $      9,860,000   $     9,856,360
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                                            1,596,897         1,597,620
---------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                  3,338,630         3,340,135
---------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1          5,630,000         5,631,887
                                                                                               ----------------
Total Asset-Backed Securities (Cost $150,422,634)                                                  150,304,274

---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--78.4%
---------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--67.4%
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--66.1%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                              11,218,241        11,480,356
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                        636,468           606,455
5%, 8/1/33                                                                        20,348,534        19,176,826
6%, 5/1/18-1/1/32                                                                 37,221,956        37,339,974
6.50%, 4/1/18-12/1/30                                                             17,198,147        17,588,587
7%, 8/1/16-4/1/32                                                                  3,920,156         4,047,971
7.50%, 2/1/32-4/1/36                                                              16,543,235        17,310,927
8%, 4/1/16                                                                         2,742,353         2,888,674
8.50%, 3/1/31                                                                        495,711           531,189
9%, 8/1/22-5/1/25                                                                    722,395           774,277
10%, 12/25/10-8/1/21                                                                 242,615           256,970
11%, 11/1/20                                                                         166,845           186,810
11.50%, 2/1/16-11/17/20                                                              336,930           370,441
11.75%, 1/1/16-4/1/19                                                                 57,976            63,284
12%, 6/1/15                                                                           53,577            58,410
12.50%, 7/1/19                                                                       136,414           149,616
13%, 8/1/15                                                                          144,053           158,678
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 1095, Cl. D, 6.025%, 6/15/21 1                                                 23,534            23,557
Series 2035, Cl. PC, 6.95%, 3/15/28                                                3,405,308         3,523,246
Series 2368, Cl. TG, 6%, 10/15/16                                                    868,647           875,998
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                              7,579,504         7,809,559
Series 2435, Cl. EQ, 6%, 5/15/31                                                   7,434,519         7,472,205
Series 2641, Cl. CE, 3.50%, 9/15/25                                                3,838,548         3,745,512
Series 2727, Cl. UA, 3.50%, 10/15/22                                               2,013,006         1,981,154
Series 2736, Cl. DB, 3.30%, 11/15/26                                              25,102,017        24,318,460
Series 2777, Cl. PJ, 4%, 5/15/24                                                   2,123,249         2,094,972
Series 2934, Cl. NA, 5%, 4/15/24                                                   8,618,712         8,566,171
Series 3094, Cl. HS, 4.877%, 6/15/34 1                                             1,964,576         1,803,810
Series 3138, Cl. PA, 5.50%, 2/15/27                                               23,211,582        23,191,764
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1695, Cl. F, 5.594%, 3/15/24 1                                              5,446,878         5,466,628
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                           3,140,559         2,907,685
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                3,828,551         3,881,619
Series 2080, Cl. Z, 6.50%, 8/15/28                                                 2,493,388         2,534,441
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                2,188,471         2,220,235


                  2 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2122, Cl. FD, 5.67%, 2/15/29 1                                       $      2,973,052   $     2,985,381
Series 2132, Cl. FN, 6.22%, 3/15/29 1                                              4,494,018         4,577,214
Series 2195, Cl. LH, 6.50%, 10/15/29                                               6,952,657         7,044,822
Series 2220, Cl. PD, 8%, 3/15/30                                                     862,781           910,472
Series 2281, Cl. Z, 6.50%, 2/15/31                                                10,266,877        10,478,557
Series 2319, Cl. BZ, 6.50%, 5/15/31                                               15,865,901        16,163,001
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                4,171,210         4,245,437
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                              2,649,556         2,729,749
Series 2387, Cl. PD, 6%, 4/15/30                                                     115,670           115,577
Series 2392, Cl. FB, 5.92%, 1/15/29 1                                                907,248           922,897
Series 2392, Cl. PV, 6%, 12/15/20                                                  7,808,146         7,838,193
Series 2396, Cl. FE, 5.92%, 12/15/31 1                                             1,040,389         1,057,996
Series 2401, Cl. FA, 5.97%, 7/15/29 1                                              1,093,054         1,113,627
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                              2,238,352         2,320,596
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                              2,290,026         2,377,750
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                              4,164,724         4,313,437
Series 2481, Cl. AF, 5.87%, 3/15/32 1                                              2,432,582         2,472,424
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                              1,791,489         1,816,057
Series 2504, Cl. FP, 5.82%, 3/15/32 1                                              1,229,340         1,246,430
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                              2,705,195         2,731,903
Series 2530, Cl. FD, 5.82%, 2/15/32 1                                              3,615,237         3,626,419
Series 2550, Cl. FI, 5.67%, 11/15/32 1                                             2,600,491         2,624,324
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                              2,105,648         2,127,143
Series 2662, Cl. DK, 4%, 2/15/16                                                  21,509,809        21,341,619
Series 2676, Cl. KY, 5%, 9/15/23                                                   4,862,000         4,538,131
Series 2832, Cl. PA, 4.50%, 4/15/19                                                5,872,971         5,862,413
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                               804,182           747,868
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                          81,420            81,281
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 177, Cl. IO, 14.448%, 7/1/26 4                                              4,962,284         1,303,550
Series 192, Cl. IO, 15.007%, 2/1/28 4                                              1,108,986           279,043
Series 200, Cl. IO, 13.672%, 1/1/29 4                                              1,310,873           358,554
Series 2003-118, Cl. S, 10.134%, 12/25/33 4                                       15,776,421         1,867,240
Series 2005-87, Cl. S G, 12.46%, 10/25/35 4                                       24,012,822         1,108,641
Series 2005-87, Cl. SE, 6.84%, 10/25/35 4                                         23,939,994           594,397
Series 205, Cl. IO, 11.539%, 9/1/29 4                                              6,725,314         1,833,806
Series 206, Cl. IO, (5.631)%, 12/1/29 4                                              313,461            83,428
Series 2074, Cl. S, 1.375%, 7/17/28 4                                              1,399,218           135,583
Series 2079, Cl. S, 1.842%, 7/17/28 4                                              2,267,224           231,280
Series 218, Cl. IO, 15.554%, 2/1/32 4                                              3,187,299           827,953
Series 224, Cl. IO, 10.643%, 3/1/33 4                                              7,604,191         1,967,091
Series 243, Cl. 6, 8.611%, 12/15/32 4                                              3,265,400           843,349
Series 2470, Cl. AS, 11.329%, 3/15/32 4                                            2,145,328           201,882
Series 2493, Cl. S, 6.105%, 9/15/29 4                                              1,784,519           149,079
Series 2526, Cl. SE, 2.622%, 6/15/29 4                                             3,737,557           204,071


                  3 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2796, Cl. SD, 2.901%, 7/15/26 4                                      $        709,802   $        49,157
Series 2819, Cl. S, 0.27%, 6/15/34 4                                              30,208,782         2,144,672
Series 2920, Cl. S, (1.217)%, 1/15/35 4                                           16,309,567           644,597
Series 3000, Cl. SE, (2.435)%, 7/15/25 4                                          19,867,614           490,688
Series 3110, Cl. SL, 6.092%, 2/15/26 4                                             2,753,330            71,369
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. PO, 5.708%, 2/1/28 5                                               1,108,986           854,044
Series 216, Cl. PO, 5.669%, 12/1/31 5                                              2,935,149         2,154,689
Series 224, Cl. PO, 4.438%, 3/1/33 5                                               2,696,620         1,976,973
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                             69,716,020        66,411,243
5%, 2/1/18-3/1/34                                                                112,901,393       108,264,904
5.50%, 5/1/24-1/1/34                                                              62,463,443        60,574,894
5.50%, 7/1/22-8/1/37 6                                                           129,155,000       124,801,141
5.863%, 1/1/12                                                                     8,913,869         9,050,662
6%, 8/1/22-4/1/33                                                                 53,482,963        53,308,185
6%, 7/1/22 6                                                                      48,306,000        48,524,874
6.50%, 6/1/17-11/1/31                                                             73,022,290        74,510,675
7%, 7/1/13-2/1/36                                                                 26,798,855        27,712,433
7%, 7/1/37 6                                                                       2,037,000         2,091,744
7.50%, 2/1/27-8/1/33                                                              44,844,500        46,955,644
8%, 6/1/17-1/1/23                                                                      6,426             6,757
8.50%, 7/1/32                                                                        225,531           242,484
9%, 8/1/19                                                                            23,321            25,176
9.50%, 11/1/21                                                                        16,548            17,880
10.50%, 12/1/14                                                                       64,791            69,503
11%, 11/1/15-7/20/19                                                               1,042,971         1,150,231
11.25%, 2/15/16                                                                      175,477           195,157
11.50%, 7/15/19                                                                      195,674           215,457
12%, 1/1/16-8/1/16                                                                   322,005           351,827
12.50%, 8/1/15-12/1/15                                                               113,721           125,662
13%, 8/15/15-8/1/26                                                                  298,846           331,604
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO Interest-Only
Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 13.47%, 7/25/41 4            6,596,506           143,809
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2001-T6, Cl.
B, 6.088%, 5/25/11                                                                10,125,000        10,375,414
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                  111,616           117,800
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                 95,386           101,226
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                   295,328           297,602
Trust 1992-34, Cl. G, 8%, 3/25/22                                                    133,486           135,044
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                 5,326,874         5,502,681
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                             3,974,546         4,049,796
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                           4,781,666         4,892,176
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                 1,027,936         1,028,826
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                     8,266             8,244
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                 1,308,881         1,318,775
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                             2,434,065         2,518,293


                  4 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-52, Cl. FD, 5.82%, 9/25/32 1                                     $      2,329,795   $     2,340,537
Trust 2002-53, Cl. FY, 5.82%, 8/25/32 1                                            3,144,962         3,193,379
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                10,499,000        10,550,876
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                              750,136           769,868
Trust 2002-65, Cl. FB, 6.32%, 7/25/32 1                                            4,796,539         4,985,051
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                           1,535,867         1,559,132
Trust 2002-74, Cl. KF, 5.67%, 3/25/17 1                                            1,952,817         1,961,361
Trust 2002-77, Cl. TF, 6.32%, 12/18/32 1                                          10,286,942        10,640,727
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                  6,825,864         6,877,938
Trust 2002-90, Cl. FJ, 5.82%, 9/25/32 1                                            1,508,613         1,531,853
Trust 2002-90, Cl. FM, 5.82%, 9/25/32 1                                            1,450,589         1,472,935
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                          1,539,098         1,552,476
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                              3,676,000         3,480,052
Trust 2003-21, Cl. FK, 5.72%, 3/25/33 1                                              258,509           261,171
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                            10,730,000        10,521,687
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                 6,723,673         6,609,547
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                 5,176,481         5,094,846
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                             12,873,000        12,623,362
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                 4,215,364         4,156,143
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                8,529,000         8,229,030
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                             12,620,594        12,486,687
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                            4,975,000         4,735,197
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                            8,359,788         7,875,355
Trust 2005-67, Cl. BF, 5.67%, 8/25/35 1                                            9,528,012         9,583,248
Trust 2005-85, Cl. FA, 5.67%, 10/25/35 1                                          20,498,611        20,393,949
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                              1,575,050         1,517,909
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                            14,068,657        14,039,574
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                           2,541,557         2,270,853
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                           3,920,837         3,388,533
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                           6,079,128         5,251,187
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                           5,159,347         4,604,834
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-63, Cl. SD, 3.504%, 12/18/31 4                                          3,442,526           311,648
Trust 2001-68, Cl. SC, 2.854%, 11/25/31 4                                          3,104,728           306,615
Trust 2001-81, Cl. S, 4.499%, 1/25/32 4                                            2,306,050           219,681
Trust 2002-28, Cl. SA, 4.293%, 4/25/32 4                                           1,891,458           167,233
Trust 2002-38, Cl. IO, (1.166)%, 4/25/32 4                                         2,527,677           122,568
Trust 2002-39, Cl. SD, 0.719%, 3/18/32 4                                           2,712,285           226,299
Trust 2002-48, Cl. S, 3.866%, 7/25/32 4                                            3,130,829           292,569
Trust 2002-52, Cl. SD, 0.528%, 9/25/32 4                                           2,329,795           195,384
Trust 2002-52, Cl. SL, 4.571%, 9/25/32 4                                           1,975,110           191,824
Trust 2002-53, Cl. SK, 1.112%, 4/25/32 4                                           1,582,563           138,150
Trust 2002-56, Cl. SN, 5.515%, 7/25/32 4                                           4,252,197           404,506
Trust 2002-77, Cl. IS, 3.815%, 12/18/32 4                                          3,618,010           315,819
Trust 2002-77, Cl. SH, 5.509%, 12/18/32 4                                          2,848,898           258,747
Trust 2002-9, Cl. MS, 4.606%, 3/25/32 4                                            3,500,555           347,730


                  5 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-96, Cl. SK, 12.112%, 4/25/32 4                                   $        771,126   $        72,981
Trust 2003-33, Cl. IA, 14.451%, 5/25/33 4                                            610,322           160,678
Trust 2003-33, Cl. SP, 13.322%, 5/25/33 4                                          8,498,167           908,150
Trust 2003-4, Cl. S, 10.467%, 2/25/33 4                                            5,091,520           512,063
Trust 2005-40, Cl. SA, (0.14)%, 5/25/35 4                                          9,332,244           368,722
Trust 2005-63, Cl. SA, 4.965%, 10/25/31 4                                         11,159,959           515,601
Trust 2005-63, Cl. X, 53.146%, 10/25/31 4                                            132,109             4,860
Trust 2005-71, Cl. SA, 2.929%, 8/25/25 4                                          12,523,394           580,513
Trust 2005-83, Cl. SL, 10.362%, 10/25/35 4                                        12,835,929           574,069
Trust 2006-119, Cl. MS, 11.322%, 12/25/36 4                                       12,326,497           559,471
Trust 2006-33, Cl. SP, 14.61%, 5/25/36 4                                          12,494,243           924,921
Trust 221, Cl. 2, 12.027%, 5/1/23 4                                                4,290,756         1,015,900
Trust 240, Cl. 2, 23.053%, 9/1/23 4                                                4,259,701         1,130,805
Trust 254, Cl. 2, 8.428%, 1/1/24 4                                                 5,131,828         1,423,040
Trust 294, Cl. 2, 12.397%, 2/1/28 4                                                6,140,352         1,651,530
Trust 301, Cl. 2, 8.732%, 4/1/29 4                                                 3,519,884           930,971
Trust 321, Cl. 2, 14.742%, 4/1/32 4                                                8,894,866         2,350,119
Trust 324, Cl. 2, 9.245%, 7/1/32 4                                                12,305,146         3,253,479
Trust 331, Cl. 10, 14.534%, 2/1/33 4                                               5,506,227         1,383,307
Trust 331, Cl. 5, 9.245%, 2/1/33 4                                                 6,787,080         1,748,714
Trust 334, Cl. 5, 11.409%, 5/1/33 4                                               12,853,035         3,225,991
Trust 339, Cl. 7, 5.484%, 7/1/33 4                                                 9,233,478         2,259,314
Trust 342, Cl. 2, 12.288%, 9/1/33 4                                               13,114,185         3,432,397
Trust 344, Cl. 2, 11.215%, 12/1/33 4                                              26,040,625         6,828,278
Trust 346, Cl. 2, 13.179%, 12/1/33 4                                              12,366,217         3,243,067
Trust 362, Cl. 12, 6.754%, 8/1/35 4                                               14,437,355         3,337,389
Trust 362, Cl. 13, 6.735%, 8/1/35 4                                                8,070,431         1,861,881
Trust 364, Cl. 15, 9.628%, 9/1/35 4                                                5,657,361         1,326,612
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 327, Cl. 1, 5.813%, 9/1/32 5                                       1,823,234         1,347,721
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Trust G,
Cl. 2, 11.50%, 3/1/09                                                                 48,936            50,311
                                                                                               ----------------
                                                                                                 1,244,661,063
---------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.3%
Government National Mortgage Assn.:
6.50%, 1/15/24                                                                       295,775           301,676
7%, 1/15/09-1/20/30                                                                2,213,134         2,306,846
7.50%, 5/15/28-8/15/28                                                               882,279           924,787
8%, 1/15/08-9/15/28                                                                  182,827           194,001
8.50%, 8/15/17-9/15/21                                                             1,164,820         1,240,662
9.50%, 9/15/17                                                                         3,494             3,791
10.50%, 2/15/16-7/15/21                                                              162,925           181,882
11%, 10/20/19                                                                        217,079           238,802
11.50%, 4/15/13-7/15/19                                                               48,432            53,404
13%, 2/15/11-9/15/14                                                                   6,956             7,763
---------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
---------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%,
9/16/29                                                                     $     16,404,303   $    17,286,438
---------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-19, Cl. SB, (0.28)%, 7/16/28 4                                         4,523,723           463,377
Series 1998-6, Cl. SA, (0.727)%, 3/16/28 4                                         2,750,640           251,307
Series 2001-21, Cl. SB, (3.129)%, 1/16/27 4                                        4,995,903           334,674
Series 2006-47, Cl. SA, 14.941%, 8/16/36 4                                        30,857,366         1,542,736
                                                                                               ----------------
                                                                                                    25,332,146
---------------------------------------------------------------------------------------------------------------
NON-AGENCY--11.0%
---------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                       9,170,000         8,931,383
---------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                             5,596,274         5,597,147
---------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                          9,050,000         8,889,747
---------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                           19,761,409        19,554,462
---------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                           4,022,046         4,014,699
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                            1,751,871         1,750,698
---------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                           3,022,863         3,036,573
---------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                            6,670,000         6,545,465
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                            5,240,000         5,155,298
---------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                           6,190,000         6,034,034
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                           5,760,000         5,699,636
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                         6,750,000         6,676,371
---------------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust, CMO Pass-Through Certificates,
Series 2006-OPT1, Cl. 2A2, 5.46%, 12/25/35 1                                       4,930,000         4,934,020
---------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                          2,240,000         2,185,776
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                          7,550,000         7,403,151
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                         7,830,000         7,704,937
---------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                            6,340,000         6,251,822
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                            7,520,000         7,427,977
---------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                            1,411,088         1,405,429
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                               7,701,129         7,631,603
---------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
---------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                       $     2,023,919    $     2,037,143
---------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                          6,679,865         6,638,095
---------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                9,983,104         9,960,729
---------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42               10,760,000        10,593,152
---------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48               2,115,000         2,083,608
                                                                                               ----------------
                                                                                                   158,142,955
---------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.0%
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust, Series
2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                                 392,339           392,715
---------------------------------------------------------------------------------------------------------------
OTHER--0.2%
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-2, Cl. IO, 16.035%, 1/15/32 4                                         59,186,187           553,379
Series 1999-3, Cl. IO, 9.885%, 10/15/29 4                                         49,765,398           525,199
Series 2001-3, Cl. IO, 6.168%, 5/15/31 3,4                                        23,040,022           281,538
Series 2003-1, Cl. IO, 5.972%, 11/15/32 4                                        118,213,796         1,144,451
Series 2002-3, Cl. IO, 5.538%, 8/15/32 4                                          80,061,356         1,882,563
                                                                                               ----------------
                                                                                                     4,387,130
---------------------------------------------------------------------------------------------------------------
RESIDENTIAL--2.4%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                           11,178,705        11,215,383
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                            9,935,773        10,014,708
---------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                                        7,139,219         7,126,376
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5,
6%, 9/25/36                                                                       15,458,855        15,481,978
---------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.676%, 5/25/35 1                                                  455,814           456,029
                                                                                               ----------------
                                                                                                    44,294,474
                                                                                               ----------------
Total Mortgage-Backed Obligations (Cost $1,487,447,252)                                          1,477,210,483

---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--19.2%
---------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 7                                          30,815,000        30,416,470
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                                    7,986,000         7,753,655
4.625%, 12/19/08                                                                  45,900,000        45,514,532
4.75%, 4/24/09                                                                    71,200,000        70,683,444
5.50%, 8/20/12                                                                    36,370,000        36,501,659
6.625%, 9/15/09                                                                   15,130,000        15,581,509
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.625%, 1/15/08                                                                   57,000,000        56,776,275
5%, 10/15/11                                                                      48,230,000        47,781,943
6%, 5/15/11                                                                       26,585,000        27,307,979
6%, 5/15/08 8                                                                     15,060,000        15,148,056


                  8 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                                                                                      AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------
7.25%, 1/15/10                                                              $      8,280,000   $     8,683,230
                                                                                               ----------------
Total U.S. Government Obligations (Cost $364,687,912)                                              362,148,752

---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.6%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 87.92% in joint repurchase agreement (Principal
Amount/Value $76,063,000, with a maturity value of $76,096,468) with
UBS Warburg LLC, 5.28%, dated 6/29/07, to be repurchased at $66,903,425 on 7/2/07, collateralized by Federal National Mortgage Assn., 6%, 3/1/36,
with a value of $77,733,100 (Cost $66,874,000)                                    66,874,000        66,874,000
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,069,431,798)                                      109.2%    2,056,537,509
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (9.2)     (172,888,822)

                                                                            -----------------------------------
NET ASSETS                                                                             100.0%  $ 1,883,648,687
                                                                            ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,751,378 or 0.15% of the Fund's net assets as of June 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $17,283,135, which represents 0.92% of the Fund's net assets. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $71,596,059 or 3.80% of the Fund's net assets as of June 30, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,333,427 or 0.34% of the Fund's net assets as of June 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,514,618. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event


                  9 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $238,224,602 of securities issued on a when-issued basis or forward commitment and sold $62,829,520 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Long Bonds        9/19/07         456     $   9,134,000      $  (572,363)

U.S. Treasury Nts., 2 yr.       9/28/07         717       146,111,156          (37,275)
                                                                        ---------------
                                                                              (609,638)
                                                                        ---------------
CONTRACTS TO SELL

U.S. Treasury Nts., 5 yr.       9/28/07       1,213       126,246,766          226,656

U.S. Treasury Nts., 10 yr.      9/19/07       3,094       327,045,469          925,378
                                                                        ---------------
                                                                             1,152,034
                                                                        ---------------
                                                                           $   542,396
                                                                        ===============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:


                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                  NOTIONAL        PAID BY THE         RECEIVED BY THE   TERMINATION
SWAP COUNTERPARTY                   AMOUNT               FUND                    FUND         DATES       VALUE
----------------------------------------------------------------------------------------------------------------
                                             If negative, the
                                               absolute value        If positive, the
                                                    of Lehman       absolute value of
                                                Brothers U.S.         Lehman Brothers
                                                  CMBS Index:        U.S. CMBS Index:
Goldman Sachs Capital                               Aggregate      Aggregate AAA plus
Markets LP                    $ 17,770,000               AAA.        15 basis points.        9/1/07   $   7,517
----------------------------------------------------------------------------------------------------------------
                                                               If positive, the Total
                                             If negative, the           Return of the
                                               absolute value             Lehman CMBS
Lehman Brothers                                 of the Lehman   Index plus 32.5 basis
Special Financing, Inc.         18,370,000        CMBS Index.                 points.       11/1/07       9,936
                                                                                                      ----------
                                                                                                      $  17,453
                                                                                                      ==========

Abbreviation is as follows:

CMBS                          Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had no securities on loan.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $  2,069,761,831
Federal tax cost of other investments       (258,589,474)
                                        -----------------
Total federal tax cost                  $  1,811,172,357


                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Gross unrealized appreciation           $     12,686,547
Gross unrealized depreciation                (25,351,020)
                                        -----------------
Net unrealized depreciation             $    (12,664,473)
                                        =================


                  13 |OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM  2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: August 8, 2007